Accounting Principles - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022 Cash_Generating
Disclosure of significant accounting policies [line items]
Exploitation phase period for recoverable cash advances	20 years
Development costs, capitalization period	17 years
Development costs, amortization period	17 years
Number of cash generating units	2
Non-current financial assets, description	‘Amortized cost’ measurement category refers to loans and receivables which are non-derivative financial assets, with fixed or determinable payments that are not quoted in an active market. They are included in current assets, except for maturities greater than 12 months after the end of the reporting period which are classified as non-current assets. This measurement category comprises “cash and cash equivalents”, “short-term investments”, and relevant financial assets within “(non-) current trade and other receivables”, “(non-) current grant receivables” and “other (non-) current assets”.
Sales independent reimbursements equivalent percentage of principal amount	30.00%
Walloon Region [Member]
Disclosure of significant accounting policies [line items]
Percentage of principal amount	200.00%
Land and buildings [member]
Disclosure of significant accounting policies [line items]
Depreciation on property, plant and equipment	15 to 20 years
Plant and equipment [member]
Disclosure of significant accounting policies [line items]
Depreciation on property, plant and equipment	5 to 15 years
Laboratory equipment [member]
Disclosure of significant accounting policies [line items]
Depreciation on property, plant and equipment	3 to 5 years
Furniture [member]
Disclosure of significant accounting policies [line items]
Depreciation on property, plant and equipment	3 to 10 years
Top of range [member]
Disclosure of significant accounting policies [line items]
Cash and cash equivalents, original maturity period	3 months
Sales dependant reimbursements percentage	170.00%
Top of range [member] | Software [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives of software	5 years
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Sales dependant reimbursements percentage	70.00%
Bottom of range [member] | Software [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives of software	3 years